INVENTORIES (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of INVENTORIES [Line Items]
Carrying amount of inventories sold	¥ 774,171	¥ 748,778	¥ 884,053
Inventory write-down	(2,733)	75,078	7,667
Cost of sales	771,438	823,856	891,720
Administrative expense [Member]
Disclosure Of INVENTORIES [Line Items]
Inventory write-down	¥ 0	¥ 0	¥ 0